PROPERTY AND EQUIPMENT (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets	₽ 36,846		₽ 26,674		$ 410.8
Total	331,577		231,999		3,697.1
Less: accumulated depreciation	(137,659)		(104,293)		(1,535.0)
Total property and equipment	193,918		127,706		2,162.1
Depreciation expenses related to property and equipment	29,432	$ 328.2	23,243	₽ 18,162
Infrastructure systems and equipment
PROPERTY AND EQUIPMENT
Property and equipment, at cost	169,298		117,566		1,887.7
Land and buildings
PROPERTY AND EQUIPMENT
Property and equipment, at cost	20,844		19,096		232.4
Office furniture and equipment
PROPERTY AND EQUIPMENT
Property and equipment, at cost	16,889		11,923		188.3
Other property and equipment
PROPERTY AND EQUIPMENT
Property and equipment, at cost	18,494		10,063		206.2
Leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, at cost	6,186		4,507		69.0
Assets not yet in use
PROPERTY AND EQUIPMENT
Property and equipment, at cost	63,020		42,170		702.7
Leasehold improvements assets not yet in use
PROPERTY AND EQUIPMENT
Property and equipment, at cost	₽ 1,806		₽ 364		$ 20.1